LOANS - Summary of past due and non-accrual loans (Details 3) - Loans receivables - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 3,558	$ 5,022
Total Non-accrual	5,640	7,056
30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	294	363
60-89 DaysPast Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	193	954
90 days or Greater Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,071	3,705
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,238	2,425
Total Non-accrual	2,731	3,977
Residential Real Estate | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	290	357
Residential Real Estate | 60-89 DaysPast Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	193	571
Residential Real Estate | 90 days or Greater Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	755	1,497
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,316	2,591
Total Non-accrual	$ 2,886	$ 3,051
Commercial Real Estate | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Commercial Real Estate | 60-89 DaysPast Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		$ 383
Commercial Real Estate | 90 days or Greater Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 2,316	$ 2,208
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Total Non-accrual	$ 22	$ 28
Commercial | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Commercial | 60-89 DaysPast Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Commercial | 90 days or Greater Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer and other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 4	$ 6
Total Non-accrual	1
Consumer and other | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 4	$ 6
Consumer and other | 60-89 DaysPast Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Consumer and other | 90 days or Greater Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due